UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 29549

                         FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999
Check here if Amendment  [  ] ; Amendment Number:
This Amendment  (Check only one.) :  [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Massachusetts Mutual Life Insurance Company
Address:   1295 State Street
           Springfield, Massachusetts   01111-0001

13F File Number:  28-548

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct, and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:

Name:          David E. Fusco
Title:         Compliance Director
Phone:         413-744-7410

Signature, Place, and Date of Signing:

/s/ David E. Fusco

Springfield, Massachusetts
February 10, 2000

Report Type (Check only one.):
[x]         13F HOLDINGS REPORT
[ ]         13F NOTICE
[ ]         13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F

SUMMARY PAGE Report Summary:

Number of Other Included Managers: None (See note below)

Form 13F Information Table Entry Total: 110

Form 13F Information Table Value Total: $342,537,000

List of Other Included Managers:

Please note that in the past Form 13F's were filed by Massachusetts Mutual Life Insurance Company ("MassMutual") on behalf of David L. Babson and Company Inc. ("Babson") and OppenheimerFunds Inc. ("Oppenheimer"). Babson and Oppenheimer are indirect, majority-owned subsidiaries of MassMutual. For this filing, and future filings, Babson and Oppenheimer will file Form 13F's on their own behalf.

Babson and Oppenheimer have indicated that they exercise "sole" investment discretion with respect to the securities positions reported in their respective Form 13F's. Nevertheless, such positions shall also be deemed reported on behalf of MassMutual to the extent that MassMutual may be deemed to "share" investment discretion over the positions as a result of its ownership interests in Babson and Oppenheimer.


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FORM 13F INFORMATION TABLE

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Name of Issuer      Title     CUSIP      Value      Shrs or   SH/ Put/  INVSTMT  Other  Voting Authority
                    Of Class             (x$100)    Prn amt   PRN Call  DSCRETN  Mgrs   Sole Shared None
________________________________________________________________________________________________________
Advanced Energy     SUB NT CV 007973AA8     7,724   6,500,000 PRN       Sole                            X
Agency.Com Inc      COM       008447104       383       7,500 SH        Sole                7,500
Agilent Technolog   COM       00846U101     1,971      25,500 SH        Sole               25,500
Akamai Technologies COM       00971T101     1,638       5,000 SH        Sole                5,000
American Cntry Hldg COM       025278102       419     515,590 SH        Sole              515,590
American Cntry Hldg WT        025278110        57     183,117 SH        Sole              183,117
AMF Bowling Inc     DB CV 144 03113VAA7     1,357  27,840,000 PRN       Sole                            X
Associated Material COM       045709102     3,521     215,000 SH        Sole              215,000
Autonation          COM       05329W102     1,110     120,000 SH        Sole              120,000
Barclays Bank PLC   SPN ADR   06738C505    20,400     800,000 SH        Sole              800,000
Budget Group        COM CL A  119003101     4,321     476,726 SH        Sole              476,726
Cacheflow Inc       COM       126946102       653       5,000 SH        Sole                5,000
Caliper Technolog   COM       130876105        67       1,000 SH        Sole                1,000
Canadian Nat Rail   PFD CV    136375409     3,150      75,000 SH        Sole               75,000
Chaparral Resources COM       159420306         7         976 SH        Sole                  976
Chartered SemiCond  ADR       16133R106       146       2,000 SH        Sole                2,000
Cobalt Networks     COM       19074R101       135       1,250 SH        Sole                1,250
Computer Horizons   COM       205908106     1,079      66,668 SH        Sole               66,668
Continental Airline COM CL B  210795308     4,125      92,955 SH        Sole               92,955
Correctional Serv   COM       219921103       235      53,672 SH        Sole               53,672
Cymer Inc.          SB NT CV  232572AC1     9,237   8,150,000 PRN       Sole                            X
D & K Healthcare    COM       232861104     6,836     491,979 SH        Sole              491,979
Data Return Corp    COM       23785M104       535      10,000 SH        Sole               10,000
DeltaThree.Com      COM CL A  24783N102       180       7,000 SH        Sole                7,000
Diamond Off Drillng SB NT CV  25271CAA0    21,850  20,650,000 PRN       Sole                            X
Digimarc Corp       COM       253807101        50       1,000 SH        Sole                1,000
Digital Impact Inc  COM       25385G106        63       1,250 SH        Sole                1,250
Dura Pharmaceutical SB NT CV  26632SAA7     2,705   3,350,000 PRN       Sole                            X
EBenx Inc           COM       278668108        45       1,000 SH        Sole                1,000
El Sitio Inc        COM       G30177102        92       2,500 SH        Sole                2,500
Emcor Group         SB NT CV  29084QAC4     4,010   4,550,000 PRN       Sole                            X
Emmis Communication PFD CV    291525202     6,356      75,000 SH        Sole               75,000
Energy Conv Devices WT        292659224       261     139,000 SH        Sole              139,000
EPCOS AG            ARD       29410P107     1,493      20,000 SH        Sole               20,000
ESpeed Inc          COM CL A  296643109        36       1,000 SH        Sole                1,000
E-Stamp Corp        COM       269154100       334      15,000 SH        Sole               15,000
Expedia Inc         COM CL A  302125109       140       4,000 SH        Sole                4,000
Family Golf Centers SB NT CV  30701AACO     2,649  12,660,000 PRN       Sole                            X
Finisar Corp        COM       31787A101       225       2,500 SH        Sole                2,500
Freemarkets Inc     COM       356602102       853       2,500 SH        Sole                2,500
General Chemical    COM       369332101       694     300,000 SH        Sole              300,000
Gentek Inc          COM       37245X104     3,131     300,000 SH        Sole              300,000
GetThere.Com        COM       374266104       201       5,000 SH        Sole                5,000
Healthplan Services COM       421959107       467     133,376 SH        Sole              133,376
Healthsouth Corp    SB DB CV  421924AD3    11,362  14,750,000 PRN       Sole                            X
Healthsouth Corp    SB DB CV  421924AF8     1,155   1,500,000 PRN       Sole                            X
Hilton Hotels Corp  SB NT CV  432848AL3     9,287  12,190,000 PRN       Sole                            X
I2 Technologies     SUB NT CV 465754AD1     8,609   6,000,000 PRN       Sole                            X
ITC\Deltacom        COM       45031T104       193       6,979 SH        Sole                6,979
IManage Inc         COM       45245Y105        32       1,000 SH        Sole                1,000
Immersion Corp      COM       452521107        96       2,500 SH        Sole                2,500
Interim Services    SB NT CV  45868PAA8     8,704   9,800,000 PRN       Sole                            X
InterTrust Tech     COM       46113Q109       294       2,500 SH        Sole                2,500
JNI Corp            COM       46622G105       330       5,000 SH        Sole                5,000
Jupiter Communicat  COM       482050101       227       7,500 SH        Sole                7,500
Kellstrom Inds      SB NT CV  488035AE6    12,699  19,250,000 PRN       Sole                            X
Key Energy Serv     SB NT CV  492914AF3     2,138   3,065,000 PRN       Sole                            X
Korea Thrunet ADS   COM       Y49975108       204       3,000 SH        Sole                3,000
Lewis Dreyfus Nat   COM       546011107     7.904     484,552 SH        Sole              484,552
Lund Intl Holdings  COM       550368104     1,600     285,714 SH        Sole              285,714
Mascotech Inc       SB DB CV  574670AB1     5,578   7,450,000 PRN       Sole                            X
Magna International SB DB CV  559222AG9    18,479  21,735,000 PRN       Sole                            X
MassMutual Part Inv SH BEN IN 576299101       158      15,425 SH        Sole               15,425
McAfee.Com Corp     COM CL A  579062100       113       2,500 SH        Sole                2,500
Medicalogic Inc     COM       584642102       105       5,000 SH        Sole                5,000
Mercury Computer    COM       589378108     4,161     125,132 SH        Sole              125,132
Metasolv Software   COM       591393103       409       5,000 SH        Sole                5,000
Midway Airlines     COM       598126100       226      36,663 SH        Sole               36,663
Mindspring Enterp   SB NT CV  602683AA2    10,786  11,265,000 PRN       Sole                            X
Multex.Com Inc      COM       625367107     8,403     223,350 SH        Sole              223,350
NetRatings Inc      COM       64116M108        48       1,000 SH        Sole                1,000
Networks Assoc      SB DB CV  640938AB2    13,121  34,500,000 PRN       Sole                            X
Next Level Comm     COM       65333U104       243       3,250 SH        Sole                3,250
Oak Industries      SB NT CV  671400AJ8     4,863   1,750,000 PRN       Sole                            X
Oak Industries      SB NT CV  671400AL3     5,363   1,930,000 PRN       Sole                            X
Ocean Energy Inc    COM       67481E106       931     126,488 SH        Sole              126,488
Official Payments   COM       676235104       260       5,000 SH        Sole                5,000
Optical Security Gr COM       683848204     3,150     500,000 SH        Sole              500,000
Owens-Illinois      CONV PRE  690768502     2,668      85,560 SH        Sole               85,560
Oxford Health Plans COM       691471106     1,427     112,500 SH        Sole              112,500
Pathways Group Inc. COM       70321D106       143      60,229 SH        Sole               60,229
PepsiAmericas, Inc  COM       71343P101     8,308   2,215,371 SH        Sole            2,215,371
Precision Standard  COM       740327200     2,666     300,000 SH        Sole              300,000
Preview Systems     COM       741379101        65       1,000 SH        Sole                1,000
PSINET              PFD CV    74437C309     5,200      89,475 SH        Sole               89,475
Quintus Corp        COM       748798105       459      10,000 SH        Sole               10,000
Railtex Inc         COM       750766107     2,009     118,331 SH        Sole              118,331
Rainmaker Systems   COM       750875106       101       5,000 SH        Sole                5,000
Rent Way Inc        COM       76009U104    11,651     623,500 SH        Sole              623,500
Royal Bank Scotland SP ADR    780097309    15,375     600,000 SH        Sole              600,000
Santa Fe Snyder     COM       80218K105       441      55,140 SH        Sole               55,140
Sciquest.Com        COM       80908Q107       199       2,500 SH        Sole                2,500
Security Capital US SP ADR    814136206     9,318     662,560 SH        Sole              662,560
STMicroelectronics  SUB LYON  861012AB8     6,841   5,000,000 SH        Sole            5,000,000               X
Storage Technology  COM       862111200       120       6,522 SH        Sole                6,522
Sunglass Hut Intl   SB NT CV  86736FAA4     2,654   3,280,000 PRN       Sole                            X
Supreme Industries  COM CL A  868607102     1,350     242,468 SH        Sole              242,468
Swiss Army Brands   COM       870827102     1,282     180,000 SH        Sole              180,000
Sycamore Networks   COM       871206108     1,078       3,500 SH        Sole                3,500
TGC Industries Inc  COM       872417308        10      12,721 SH        Sole               12,721
TSR Inc             COM       872885108     1,270     154,000 SH        Sole              154,000
Telecorp PCS Inc    COM       879299105        76       2,000 SH        Sole                2,000
Terra Networks      COM       88100W103       274       5,000 SH        Sole                5,000
Tower Automotive    SB NT CV  891707AE1     3,073   3,730,000 PRN       Sole                            X
Transmontaigne Inc  COM       893934109     6,996   1,175,846 SH        Sole            1,175,846
Tridex Corp         COM       895906105       232     285,714 SH        Sole              285,714
Tritel Inc          COM       89675X104        79       2,500 SH        Sole                2,500
Triton PCS Holdings COM CL A  89677M106       182       4,000 SH        Sole                4,000
VA Linux Systems    COM       91819B105       103         500 SH        Sole                  500
Video Services Corp COM       92656U107       715     159,091 SH        Sole              159,091



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